Write-Downs of Long-Lived Assets (Long-Lived Assets Classified as Held for Sale) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Discontinued Operations, Held-for-sale | Real estate properties and transportation equipment
Long Lived Assets Held-for-sale [Line Items]
Investment in operating leases	¥ 13,634	¥ 8,055